Schedule of Profit before tax (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Profitloss Before Tax
Marketing and advertisement	$ 181,415	$ 233,282	$ 379,175	$ 480,960	$ 611,733	$ 698,336
Legal and professional fees	83,517	107,394	181,866	191,393	243,433	426,740
Insurance	137,031	176,208	28,115	269,199	342,394	48,112
Transportation	24,173	31,084	17,997	34,789	44,248	38,367
Bad debts written off				473,515	602,264
Provision for expected credit losses				217,863	277,101	50,168
Short term lease expenses	2,456	3,158	120,000	110,917	141,075	3,180
Depreciation of property and equipment	148,998	191,596	20,501		107,659	30,093
Depreciation of property and equipment				84,644
Amortisation of right-of-use assets	1,450,881	1,865,688	330,968	843,989	1,073,469	498,635
Recruitment				1,815	2,309	131,786
Membership and subscription				16,207	20,614	38,919
Telephone				32,869	41,806	32,746
Director's salaries and bonuses	328,952	423,000	96,936	261,813	333,000	121,200
Director's CPF				23,764	30,226	137
Employees' salaries and bonus	3,333,142	4,286,087	2,562,377	3,990,917	5,076,048	3,218,275
Employees' CPF	254,188	326,860	144,255	370,127	470,765	177,754
Other staff expenses	234,504	301,548	43,974	$ 383,594	$ 487,894	$ 121,576
Staff costs share based payment	$ 194,416	$ 250,000